Provisions - Summary of changes in provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Opening balance as at 1 January	€ 628	€ 779
Additions	457	288
Releases	(28)	(64)
Utilised	(248)	(390)
Exchange rate differences	(5)
Other changes	(4)	16
Closing balance	800	628
Reorganisation provisions
Disclosure of other provisions [line items]
Opening balance as at 1 January	201	231
Additions	295	146
Releases	(6)	(4)
Utilised	(146)	(163)
Exchange rate differences	(5)
Other changes	(5)	(10)
Closing balance	333	201
Litigation
Disclosure of other provisions [line items]
Opening balance as at 1 January	288	193
Additions	128	116
Releases	(9)	(15)
Utilised	(45)	(31)
Exchange rate differences	1	1
Other changes	(2)	25
Closing balance	362	288
Other provisions
Disclosure of other provisions [line items]
Opening balance as at 1 January	139	355
Additions	35	26
Releases	(13)	(46)
Utilised	(58)	(196)
Exchange rate differences	(1)	(1)
Other changes	2	1
Closing balance	€ 105	€ 139